Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2013 Five new-building aframax tankers	Dec. 31, 2013 Aframax tankers	Dec. 31, 2013 LNG Carriers	Jan. 31, 2013 Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction					5	1
Construction price per vessel				$ 51,220
Expected Delivery				between Q2 2016 and Q1 2017
Purchase obligations
Payable amounts in 2014	82,660
Payable amounts in 2015	51,692
Payable amounts in 2016	261,459
Payable amounts in 2017	30,732
Total contractual purchase obligation	426,543
Amount paid	$ 37,182	$ 81,848	$ 37,937				$ 4,500
Potential new contract with yard

However, the contract was suspended as the Company reconsidered the type of vessel to be constructed. A new proposal from the yard is being considered which includes the paid amount of $4,500, as being part of the initial payment. In case an agreement for an alternative project is not reached, the amount of $4,500 may be considered by the yard as a compensation against the Company's default under the initial agreement and may claim additional compensation if the amount is found insufficient to cover shipyard's losses.